EMPLOYEE BENEFITS - Percentage of performance shares vesting (Details)	Jun. 30, 2024
Percentile of peers
Less than 25th percentile	0.00%
From 25th to 50th percentile	25.00%
From 50th to 75th percentile	75.00%
More than 75th percentile	100.00%